Commitments and Contingencies - Schedule of Contractual Obligations (Details)	Jun. 30, 2025 USD ($)
Schedule of Contractual Obligations [Abstract]
Within 1 year	$ 51,266
2-5 years	111,077
Total	$ 162,343